Credit Risk (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure of credit risk exposure [abstract]
Summary of Concentration of Credit Risk
Concentration of Credit Risk

(millions of Canadian dollars,	As at
except as noted)	Loans and customers’ liability under acceptances 1,2		Credit Instruments 3,4		Derivative financial instruments 5,6
	October 31 2023	October 31 2022	October 31 2023	October 31 2022	October 31 2023	October 31 2022
Canada	66%	66%	30%	32%	26%	22%
United States	33	32	65	64	33	33
United Kingdom	–	–	2	1	9	11
Europe – other	–	–	2	2	21	21

Other international	1	2	1	1	11	13

Total	100%	100%	100%	100%	100%	100%
	$913,937	$853,129	$339,728	$292,156	$82,761	$96,795

1
Of the total loans and customers’ liability under acceptances, the only industry segment which equalled or exceeded 5% of the total concentration as at October 31, 2023 was real estate 10% (October 31, 2022 – 10%).

2	Includes loans that are measured at FVOCI.
3
As at October 31, 2023, the Bank had commitments and contingent liability contracts in the amount of $340 billion (October 31, 2022 – $292 billion). Included are commitments to extend credit totalling $300 billion (October 31, 2022 – $256 billion), of which the credit risk is dispersed as detailed in the table above.

4
Of the commitments to extend credit, industry segments which equalled or exceeded
5
% of the total concentration were as follows as at October 31, 2023: financial institutions 17% (October 31, 2022 – 22%); power and utilities 10% (October 31, 2022 – 10%);
government, public sector entities and education
 8% (October 31, 2022
– 4%); automotive 8% (October 31, 2022
 – 8%); professional and other services 7% (October 31, 2022 – 8%); sundry manufacturing and wholesale 7% (October 31, 2022 – 7%);
n
on-residential

real
estate 6% (October 31, 2022 – 7%).

5
As at October 31, 2023, the current replacement cost of derivative financial instruments, excluding the impact of master netting agreements and collateral, amounted to $83 billion (October 31, 2022 – $97 billion). Based on the location of the ultimate counterparty, the credit risk was allocated as detailed in the table above. The table excludes the fair value of exchange traded derivatives.

6
The largest concentration by counterparty type was with financial institutions (including non-banking
financial institutions), which accounted for 60% of the total as at October 31, 2023 (October 31, 2022

– 63%). The second largest concentration was with governments, which accounted for 32% of the total as at October 31, 2023 (October 31, 2022 – 30%). No other industry segment exceeded 5% of the total.

Summary of Gross Maximum Credit Risk Exposure
The following table presents the maximum exposure to credit risk of financial instruments, before taking account of any collateral held or other credit enhancements.

Gross Maximum Credit Risk Exposure
(millions of Canadian dollars)	As at
	October 31 2023	October 31 2022
Cash and due from banks	$6,721	$8,556
Interest-bearing deposits with banks	98,348	137,294
Securities 1
Financial assets designated at fair value through profit or loss
Government and government-insured securities	2,720	2,422
Other debt securities	3,098	2,617
Trading
Government and government-insured securities	51,493	51,285
Other debt securities	20,685	18,997
Retained interest	3	5
Non-trading securities at fair value through profit or loss
Government and government-insured securities	288	287
Other debt securities	2,683	6,644
Securities at fair value through other comprehensive income
Government and government-insured securities	52,927	50,882
Other debt securities	13,004	13,121
Debt securities at amortized cost
Government and government-insured securities	230,304	256,362
Other debt securities	77,712	86,412
Securities purchased under reverse purchase agreements	204,333	160,167
Derivatives 2	87,382	103,873
Loans
Residential mortgages	319,938	293,601
Consumer instalment and other personal	215,745	204,529
Credit card	36,726	34,263
Business and government	323,538	298,650
Trading loans	17,261	11,749
Non-trading loans at fair value through profit or loss	3,495	3,265
Loans at fair value through other comprehensive income	421	2,353
Customers’ liability under acceptances	17,569	19,733
Amounts receivable from brokers, dealers, and clients	30,416	19,760

Other assets	12,504	8,461
Total assets	1,829,314	1,795,288
Credit instruments 3	339,728	292,156

Unconditionally cancellable commitments to extend credit	430,163	403,477
Total credit exposure	$2,599,205	$2,490,921

1	Excludes equity securities.
2	The carrying amount of the derivative assets represents the maximum credit risk exposure related to derivative contracts.
3
The balance represents the maximum amount of additional funds that the Bank could be obligated to extend should the contracts be fully utilized. The actual maximum exposure may differ from the amount reported above. Refer to Note 26 for further details.